NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Sep. 30, 2024
Nature And Continuance Of Operations [Abstract]
NATURE AND CONTINUANCE OF OPERATIONS [Text Block]

1. NATURE AND CONTINUANCE OF OPERATIONS

Bright Minds Biosciences Inc. (the "Company") was incorporated under the Business Corporations Act of British Columbia on May 31, 2019. The Company's objective is to generate income and achieve long term profitable growth through the development of therapeutics to improve the lives of patients with certain severe and life-altering diseases. On February 8, 2021, the Company started trading on the Canadian Stock Exchange ("CSE") under the symbol DRUG. On May 17, 2021, the Company started trading on the OTCQB under the symbol BMBIF. On November 8, 2021, the Company started trading on the NASDAQ under the symbol DRUG. The registered address of the Company is located at 1500 - 1055 West Georgia Street, Vancouver, British Columbia, V6E 4N7, Canada. The head office address of the Company is located at 19 Vestry Street, New York, NY 10013, USA.

These consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at September 30, 2024, the Company is not able to finance day to day activities through operations and has incurred a loss of $2,801,946 for the year ended September 30, 2024. The Company has a deficit of $34,348,969 since inception and negative operating cash flows. As at September 30, 2024, the Company has working capital of $5,458,261 (September 30, 2023 - $6,531,803). The continuing operations of the Company are dependent upon its ability to attain profitable operations and generate funds therefrom. Management intends to finance operating costs with equity financings, loans from directors and companies controlled by directors and/or private placement of common shares.